Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions and contingent liabilities
24.	Provisions and contingent liabilities

24.1	Provisions

	12.31.2018	12.31.2017	01.01.2017
		(Restated)	(Restated)
Product warranties (i)	98.0	101.1	94.1
Provisions for labor, taxes and civil (ii)	58.4	54.2	93.1
Taxes	31.4	41.8	28.5
Post retirement benefits	31.7	36.1	46.0
Environmental provision	2.4	1.8	1.0
Voluntary redundancy scheme	—	—	25.3
Other	20.5	25.3	14.8

	242.4	260.3	302.8

Current portion	116.9	124.1	123.8
Non-current portion	125.5	136.2	179.0

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.
(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 24.1.1.

Change in provision:

	Product warranties	Provisions labor, taxes and civil	Post retirement benefits	Taxes	Voluntary redundancy scheme	Environment provision	Other	Total
At January 01, 2016 (Restated)	95.7	49.9	26.8	16.9	—	1.7	7.7	198.7

Additions	51.9	43.3	11.2	12.0	118.0	1.0	17.0	254.4
Interest	—	4.3	3.3	—	—	—	—	7.6
Used/payments	(31.7)	(2.7)	—	—	(77.0)	—	(8.1)	(119.5)
Reversals	(20.6)	(5.5)	—	—	(15.0)	(2.0)	—	(43.1)
Translation adjustments	(1.2)	3.8	4.7	(0.4)	(0.7)	0.3	(1.8)	4.7

At December 31, 2016 (Restated)	94.1	93.10	46.0	28.5	25.3	1.0	14.8	302.8

Additions	42.5	12.7	3.2	14.0	7.0	3.0	7.1	89.5
Interest	—	12.5	4.4	—	—	—	—	16.9
Used/payments	(26.8)	(61.1)	(15.3)	—	(31.0)	—	—	(134.2)
Reversals	(8.8)	(2.3)	(1.4)	—	(1.0)	(2.0)	—	(15.5)
Translation adjustments	0.1	(0.7)	(0.8)	(0.7)	(0.3)	(0.2)	3.4	0.8

At December 31, 2017 (Restated)	101.1	54.2	36.1	41.8	—	1.8	25.3	260.3

Additions	38.1	24.6	0.6	0.8	—	2.0	8.0	74.1
Interest	—	5.1	2.9	—	—	—	—	8.0
Used/payments	(24.9)	(6.4)	(3.3)	(11.2)	—	—	—	(45.8)
Reversals	(16.2)	(11.8)	(0.2)	—	—	(1.0)	—	(29.2)
Translation adjustments	(0.1)	(7.3)	(4.4)	—	—	(0.4)	(12.8)	(25.0)

At December 31, 2018	98.0	58.4	31.7	31.4	—	2.4	20.5	242.4

24.1.1	Labor, tax and civil provisions

	12.31.2018	12.31.2017
Tax related
IRPJ (i)	9.2	10.1
PIS and COFINS	5.3	6.8
Social security contributions (ii)	2.4	2.8
Import taxes (iii)	0.8	0.9
FUNDAF	0.1	—
Others	0.2	0.4

	18.0	21.0
Labor related
Plurimas 461/1379 (iv)	10.0	11.3
Reintegration (v)	7.0	5.1
Overtime (vi)	6.0	1.7
Dangerousness (vii)	1.0	0.1
Indemnity (viii)	3.1	2.3
Third parties	0.5	0.9
Others	12.4	11.6

	40.0	33.0
Civil related
Indemnity (ix)	0.4	0.2

	0.4	0.2

	58.4	54.2

Current portion	20.7	21.5
Non-current portion	37.7	32.7

(i)	The Company has obtained injunction to suspend collection of withholding tax related to values transferred overseas.
(ii)	The Company was notified by the authorities for failing to withhold social security contributions from service providers. These lawsuits are at the second court level.
(iii)

Deficiency and Penalty Notices issued against the Company involving the drawback regime, disputing possible differences in relation to the tax classification of certain products and is at the analysis stage in the Federal Supreme Court—STJ (Supremo Tribunal de Justiça).

(iv)	Refers to claims for backdated salary increases and productivity payments, brought by former employees.
(v)	Suits brought by former employees claiming reinstatement with the Company for various reasons.
(vi)	Refer to requirements for payment of alleged differences in relation to overtime.
(vii)	Are requirements that seek the recognition of activity in hazardous condition.
(viii)	Indemnity claims in connection with alleged work-related accidents, pain and suffering, etc.
(ix)	Other indemnity claims brought by parties that had some kind of legal relationship with the Company.

The tax, labor and civil provisions are recorded in accordance with the Company’s accounting policy and the amounts shown here represent the estimated amounts that the Company’s legal department and its external counsel expect the Company to have to disburse to settle the lawsuits.

24.2	Contingent liabilities

Contingent liabilities are amounts classified as possible losses, in accordance with the Company’s accounting policy, in the opinion of the Company’s legal department, supported by its external counsel. When the contingent liability arises from the same set of circumstances as an existing provision, the type of the corresponding provision is indicated at the end of the description. The Company’s main contingent liabilities are listed below:

•	The Company has a legal dispute related to the ISSQN rate in the amount of US$ 55.9 on December 31, 2018.

•	The Company is involved in a legal dispute related to tax credits paid by its subsidiaries abroad amounting to US$ 15.5 as of December 31, 2018 (US$ 6.6 as of December 31, 2017).

•	The Company has contingent liabilities amounting to US$ 36.4 as of December 31, 2018 related to labor claims (US$ 28.0 as of December 31, 2017).

24.3	SEC/DOJ and Brazilian public prosecutor’s investigations

•

In October 2016, the Company finalized definitive agreements with the United States and Brazilian authorities for the settlement of allegations for non-compliance with anti-corruption laws in the US and certain Brazilian laws.

Under the final agreements with the DOJ (Department of Justice) and the SEC (Securities and Exchange Commission), the Company assumed the following main obligations:

•

Payment of US$ 98.2 to the SEC (of which US$ 20.0 or R$ 64.0 due to the Brazilian Securities and Exchange Commission (CVM or Comissão de Valores Mobiliários) and the Brazilian Federal Public Prosecutor’s Office (MPF or Ministério Público Federal) under the term of undertaking (TCAC or Termo de Compromisso de Ajuste de Conduta), as disgorgement of profits.

•

Payment of US$ 107.3 to the DOJ as a penalty for one count of conspiracy to violate the anti-bribery and books and records provisions of the FCPA (Foreign Corrupt Practices Act) and one count of violating the internal controls provisions of the FCPA.

•

Under an agreement with the DOJ on conditional deferral of the Deferred Prosecution Agreement (“DPA”) against the Company, it agreed that liability for the recognized facts will be deferred for 03 (three) years, after which period the charges will be dismissed if the Company does not violate the terms of the DPA.; and

•	To contract external and independent monitoring for a period of 03 (three) years.

In February 2017, the United States authorities appointed a monitor as required under the above-mentioned definitive agreements with the United States authorities. As expected, the monitor annually presents reports containing certain observations and recommendations to further improve the Company’s compliance program, including the review or creation of anti-corruption and compliance related policies and procedures.

As a consequence of the definitive agreements with the United States and Brazilian authorities, Embraer and the Attorney General’s Office of the Dominican Republic executed a collaboration agreement on July 28, 2018. Under the terms of the agreement, the Company undertook to cooperate with the investigation of facts related to the transaction occurred in that country and paid US$ 7.04 to the Dominican State.

Related proceedings and other developments are ongoing and could result in additional fines that may be substantial and possibly other sanctions and adverse consequences, which may be substantial. The Company believes that there is no adequate basis for estimating accruals or quantifying possible contingencies related to these matters.

•

Class Action: In August 2016, a putative securities class action was filed in a US court against the Company and certain of its former and current executives. In March 30, 2018, the court judged the motion to dismiss in favor of the Company and there was no appeal against this decision, thus the lawsuit was closed.